Average Annual Total Returns - Class I Shares - Alger Global Focus Fund - I	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions and Sale of Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Shares Since Inception	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	May 31, 2013	39.44%	12.94%	11.22%	39.44%	11.25%	10.12%	23.35%	9.47%	8.55%	16.82%	12.86%	10.43%